Schedule of Contractholder Funds (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 2,874,884	$ 3,018,733	$ 3,185,887	$ 3,402,594
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	744,610	728,841
Investment contracts | Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	2,091,214	2,261,237
Investment contracts | Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 39,060	$ 28,655